Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2024	Sep. 30, 2023
Ordinary shares, authorised share capital	[1]	50,000,000	50,000,000
Class A Ordinary Shares
Ordinary shares, shares authorized	[1]	9,000,000	9,000,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.005	$ 0.005
Ordinary shares, shares issued	[1]	1,577,944	1,577,944
Ordinary shares, shares outstanding	[1]	1,577,944	1,577,944
Class B Ordinary Shares
Ordinary shares, shares authorized	[1]	1,000,000	1,000,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.005	$ 0.005
Ordinary shares, shares issued	[1]	403,000	403,000
Ordinary shares, shares outstanding	[1]	403,000	403,000

[1]	Retroactively restated for ten-for-one share consolidation with effective date of April 18, 2024.